Derivative Liabilities (Tables)	12 Months Ended
Mar. 31, 2015
Derivative Liability [Abstract]
Scheduel of liabilities carried at fair value measured on a recurring basis

The following table provides the liabilities carried at fair value measured on a recurring basis as of March 31, 2015:

		Fair Value Measurements at March 31, 2015
	Total Carrying Value at March 31, 2015	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Conversion feature liability	$1,868,857	$—	$—	$1,868,857